Subsequent Events (Details) - USD ($)								1 Months Ended						2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2023	Nov. 03, 2023	Oct. 05, 2023	Sep. 05, 2023	Aug. 31, 2023	Apr. 04, 2023	Aug. 31, 2021	Jan. 24, 2024	Aug. 21, 2023	Apr. 10, 2023	Apr. 06, 2023	Dec. 20, 2022	Jun. 15, 2022	Feb. 28, 2024	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2024	Jan. 04, 2024	Jan. 03, 2024	Dec. 22, 2023	Aug. 23, 2023	Jul. 11, 2023	Jul. 03, 2023	Apr. 24, 2023	Apr. 20, 2023	Apr. 18, 2023	Mar. 17, 2023	Aug. 11, 2022	Jul. 19, 2022	Dec. 06, 2021	Oct. 18, 2021
Subsequent Events (Details) [Line Items]
Proceeds from notes																	$ 80,000
Principal amount																	$ 2,388,888
Loans payable																							$ 1,400,000			$ 1,060,000		$ 14,500,000
Aggregate shares of common stock (in Shares)																1,000
Preferred stock shares (in Shares)																0	0	0
Convertible preferred stock (in Shares)																						22,280
Merger agreement, discription																(i) prior to approval by the required vote of Evofem’s shareholders if the Evofem board of directors determines to terminate the Merger Agreement in connection with a superior proposal in order to enter into a definitive agreement for such superior proposal provided that Evofem has paid the termination fee of $4 million; (ii) our Common Stock is no longer listed for trading on Nasdaq; or (iii) we have not made a loan to Evofem of no less than $3 million prior to January 31, 2024.
Consideration of issuance, description																(i) an aggregate principal amount of $5 million in our secured notes due on January 2, 2024 (the “January 2024 Secured Notes”), (ii) an aggregate principal amount of $8 million in secured notes of the Company due on September 30, 2024 (the “September 2024 Secured Notes”), (iii) an aggregate principal amount of $5 million in ten-year unsecured notes (the “Unsecured Notes”), and (iv) payment of $154,480 in respect of net sales of Phexxi in respect of the calendar quarter ended September 30, 2023, which amount is due and payable on December 14, 2023.
Maturity date																Jan. 05, 2024
Payment Investor rate																2.00%
Capital payment																$ 500,000
Shares of common stock (in Shares)							2,292						10,200			157	30,609	4,747
Exercise price					5 years 6 months											5 years
Preferred stock par value (in Dollars per share)																$ 0.001
Other additional amount																$ 25,000,000
Preferred stock value																								$ 1,000
Initial trading price															$ 20,000		$ 20,000
Exercise price per share (in Dollars per share)					$ 12.5		$ 3,000						$ 2,300
Outstanding warrants (in Shares)					60,000																									1,180
Purchase per share (in Dollars per share)																															$ 0.001		$ 3,000
Warrants per share (in Dollars per share)					$ 10		5,060								$ 240												$ 34.4					$ 2,300
Convertible preferred stock par value (in Dollars per share)																									$ 18
Minimum [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)												$ 2,300
Maximum [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)												$ 495.8
Warrants per share (in Dollars per share)																											$ 6,000
Warrant [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)																50,000
IPO [Member]
Subsequent Events (Details) [Line Items]
Initial trading price																$ 25,000,000
Shares of conversion price (in Shares)																5,000
Series F-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock (in Shares)																						22,280
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)																50,000
Warrants per share (in Dollars per share)					$ 0.001		$ 61
Pearsanta Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)																5,000
Preferred stock par value (in Dollars per share)																$ 0.001
Other additional amount																$ 25,000,000
Series A Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock issued (in Shares)																5,000
Preferred stock value																$ 5,000
Series A Convertible Preferred Stock [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Shares of conversion price (in Shares)																25,000,000
December 2023 PIPE [Member]
Subsequent Events (Details) [Line Items]
Outstanding warrants (in Shares)																106,594
Purchase per share (in Dollars per share)																$ 4.6
Warrants per share (in Dollars per share)																$ 0.125
December 2023 PIPE [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Payments for other fees																$ 5.5
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Origination fees			$ 240,000			$ 60,000
Existing agreement			1,234,461
Payments for other fees			1,525,539
Repayment amount			4,110,000						$ 79,500	$ 1,590,000	$ 1,000,000
Repayment amount			4,230,000
Shares issued (in Shares)																													4,675
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Repayment amount		$ 69,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Repayment amount		99,000
Subsequent Event [Member] | Loan [Member]
Subsequent Events (Details) [Line Items]
Loan repayment amount			149,000
Loans payable		3,129,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Repayment amount				$ 77,000
Principal amount	$ 2,625,000							$ 3,600,000
Loans payable								$ 5,364,000
Shares of common stock (in Shares)																				50,000
Transition Services Agreement																				$ 3,200,000
Aggrecate shares (in Shares)	2,625							6,000
Convertible preferred stock par value (in Dollars per share)								$ 0.001
Origination fees of loan								$ 252,000
Loan installment amount								178,800
Proceeds from Loan Originations								814,900
Repayments of outstanding balance loan								$ 2,533,100
Loan														$ 30,000
Percentage of accrued interest														8.50%
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Transition Services Agreement																				2,200,000
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Transition Services Agreement																				$ 3,200,000
Forecast [Member] | Pearsanta Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)																				50,000
Forecast [Member] | December 2023 PIPE [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 4.6
Purchase price (in Dollars per share)	$ 4.85
Warrant rate	4.99%
Closing price of common stock																					$ 1.6
Forecast [Member] | December 2023 PIPE [Member] | Pre-funded warrants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)	1,237,114
Exercise price per share (in Dollars per share)																$ 0.001
Warrant rate	9.99%
Forecast [Member] | December 2023 PIPE [Member] | Common Warrants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)	2,474,228
First Tranche Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Promissory note principal amount			4,470,000
Proceeds from notes			3,000,000
Principal amount		$ 2,100,000
Merger Agreement with Evofem Biosciences, Inc [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock (in Shares)																610,000
Right to Receive Aggregate (in Shares)																2,327
Consideration of principal payment in aggregate amount																$ 1,000,000
Secured notes																$ 250,000
Evofem Warrants [Member]
Subsequent Events (Details) [Line Items]
Preferred stock shares (in Shares)																551
Evofem Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock (in Shares)																86,153
Repayment Amount [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repayment amount			$ 3,870,000
Upfront Working Capital Payment [Member]
Subsequent Events (Details) [Line Items]
Capital payment																$ 500,000
Settlement Shares [Member] | Forecast [Member] | December 2023 PIPE [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)																			296,296